Long-term Debt	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Long Term Debt [Text Block]

16. Long-term Debt:

Long-term debt comprises:

	December 31,
(In thousands of U.S. dollars)	2011	2012

Oseo Anvar loans (a)	1,807	2,751
French Ministry of Research (b)	1,908	1,945
Acquisition liability contingent consideration (c)	-	24,063
Acquisition liability note (c)	-	5,713
Acquisition liability warrant consideration (c)	-	2,157
Total	3,715	36,629
Current portion	2,026	3,351
Long-term portion	1,689	33,278

(a) OSEO Anvar is an agency of the French government that provides financing to French companies for research and development. At December 31, 2011 and 2012, the Company had outstanding loans from Anvar of $1,807,000 and $2,751,000, respectively for various programs. In 2012, the Company received $1,029,000 for two of these projects. These loans do not bear interest and are repayable only in the event the research project is technically or commercially successful. Potential repayment is scheduled to occur from 2013 through 2019.

(b) In 2002, the Company received a loan of $464,000 from the French Ministry of Research on a research project (the “Proteozome” project) related to the development of new Medusa applications. Pursuant to the agreement, the Company is granted a loan equal to 50% of the total expenses incurred on this project over a three-year period beginning on January 2, 2002. The remainder of the advance of $1,707,000 was received in 2005. This loan is due for repayment in 2013. The loan is non-interest bearing and is repayable only in the event the research project is technically or commercially successful.

(c)The Acquisition liability relates to the acquisition by the Company through its wholly owned subsidiary Flamel US Holdings, Inc., or Flamel US, all of the membership interests of Éclat Pharmaceuticals, LLC (see note 2 Business combinations). In exchange for all of the issued and outstanding membership interests of Éclat Pharmaceuticals, Flamel US provided consideration consisting of:

•	a $12 million senior, secured six-year note that is guaranteed by the Company and its subsidiaries and secured by the equity interests and assets of Éclat;
•	two warrants to purchase a total of 3,300,000 American Depositary Shares, each representing one ordinary share of Flamel (“ADSs”); and
•	a commitment to make earn out payments of 20% of any gross profit generated by certain Éclat Pharmaceuticals launch products and to pay 100% of any gross profit generated by Hycet® up to a maximum of $1 million. The Purchase Agreement also contains certain representations and warranties, covenants, indemnification and other customary provisions.

As of December 31, 2012, the fair value of the note was estimated using a probability-weighted discounted cash flow model. This fair value measurement is based on significant inputs not observable in the market and thus represents a level 3 measurement as defined in ASC 820. The key assumptions are as follows: 20% discount rate, 63% probability of success. The note has no early redemption premium.

As of December 31, 2012, the fair value of the warrants was determined by using a Black-Scholes option pricing model with the following assumptions:

Share price	$3.03
Risk-free interest rate	0.77%
Dividend yield	-
Expected volatility	53.75%
Expected term	5.2 years

Pursuant to guidance of ASC 815-40-15-7(i), the Company determined that the Warrants issued in March 2012 as consideration for the acquisition of Éclat could not be considered as being indexed to the Company’s own stock, on the basis that the exercise price for the warrants is determined in U.S. dollars, although the functional currency of the Company is the Euro. The Company determined that these warrants should be accounted as a debt instrument.

As of December 31, 2012, the deferred consideration fair value was estimated by using a discounted cash flow model based on probability adjusted annual gross profit of each of the Éclat Pharmaceuticals products. A discount rate of 20% has been used, except for Hycet for which a discount rate of 13% has been retained.

Total future payments on long-term debt for the next five years ending December 31 (assuming the underlying projects are commercially or technically successful for governmental research loans) are as follows:

(In thousands of U.S. dollars)	December 31,

2013	3,351
2014	5,806
2015	14,505
2016	14,944
2017	8,255